Allowance for Loan Losses - Changes in Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable Allowance For Credit Losses [Line Items]
Balance, beginning of year	$ 2,884	$ 3,738	$ 5,095
Provision (recovery) charged to operations	(88)	(620)	(389)
Charge-offs	(390)	(589)	(1,231)
Recoveries	301	355	263
Net (charge-offs)	(89)	(234)	(968)
Balance, end of year	2,707	2,884	3,738
Commercial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Balance, beginning of year	1,310	1,716	2,665
Provision (recovery) charged to operations	175	(527)	(302)
Charge-offs	(146)	(89)	(749)
Recoveries	65	210	102
Net (charge-offs)	(81)	121	(647)
Balance, end of year	1,404	1,310	1,716
Non-Commercial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Balance, beginning of year	1,574	2,022	2,430
Provision (recovery) charged to operations	(263)	(93)	(87)
Charge-offs	(244)	(500)	(482)
Recoveries	236	145	161
Net (charge-offs)	(8)	(355)	(321)
Balance, end of year	$ 1,303	$ 1,574	$ 2,022